EARNINGS PER SHARE (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net profit (loss) attributable to the shareholders of the Group	$ 118,925	$ (38,795)	$ (43,487)
Adjustments to exclude loss for the year from discontinued operation	3,165	6,123	16,402
Profit (loss) from continuing operations for the purpose of basic Profit (loss) per share from continuing operations	122,090	(32,672)	(27,085)
Profit (loss) for the purposes of diluted profit (loss) per share from continuing operations	$ 122,090	$ (32,672)	$ (27,085)
Basic profit (loss) per share	$ 6.38	$ (1.72)	$ (1.42)
Diluted profit (loss) per share	$ 6.10	$ (1.72)	$ (1.42)